Noncontrolling Interests Subject to Put Provisions	9 Months Ended
Sep. 30, 2016
Notes to Consolidated Financial Statements [Abstract]
Noncontrolling Interests Subject to Put Provisions

9. Noncontrolling Interests Subject to Put Provisions and Other Temporary Equity

The Company has potential obligations to purchase the noncontrolling interests held by third parties in certain of its consolidated subsidiaries. These obligations are in the form of put provisions and are exercisable at the third-party owners’ discretion within specified periods as outlined in each specific put provision. If these put provisions were exercised, the Company would be required to purchase all or part of third-party owners’ noncontrolling interests at the appraised fair value at the time of exercise. The methodology the Company uses to estimate the fair values of the noncontrolling interest subject to put provisions assumes the greater of net book value or a multiple of earnings, based on historical earnings, development stage of the underlying business and other factors. Additionally, there are put provisions that are valued by an external valuation firm. The external valuation estimates the fair values using a combination of discounted cash flows and a multiple of earnings and/or revenue. The estimated fair values of the noncontrolling interests subject to these put provisions can also fluctuate, the discounted cash flows and the implicit multiple of earnings and/or revenue at which these noncontrolling interest obligations may ultimately be settled could vary significantly from our current estimates depending upon market conditions.

At September 30, 2016 and December 31, 2015, the Company’s potential obligations under these put options were $1.216.801 and $1.023.755. At September 30, 2016 and December 31, 2015, put options with an aggregate purchase obligation of $293.192 and $258.552, respectively, were exercisable. Two put options were exercised for a total consideration of $740 during the first nine months of 2016.

The following is a roll forward of noncontrolling interests subject to put provisions for the nine months ended September 30, 2016 and the year ended December 31, 2015:

	September 30,2016	December 31, 2015

Beginning balance as of January 1,	$1.023.755	$824.658
Contributions to noncontrolling interests	(133.511)	(164.830)
Purchase/ sale of noncontrolling interests	50.699	7.915
Contributions from noncontrolling interests	30.298	16.749
Expiration of put provisions and other reclassifications	(3.917)	5.206
Changes in fair value of noncontrolling interests	115.325	178.003
Net income	133.267	159.127
Other comprehensive income (loss)	885	(3.073)
Ending balance as of September 30, 2016 and December 31, 2015	$1.216.801	$1.023.755

In addition to the amounts in the table above, Other Temporary Equity related to subsidiary stock incentive plans was $5.842 and $4.613 as of September 30, 2016 and December 31, 2015, respectively.